Business Combinations - Summary of Components of Identifiable Assets Acquired and Estimated Useful Lives (Detail) - USD ($) $ in Thousands				12 Months Ended
	Aug. 31, 2020	Dec. 19, 2019	Jul. 02, 2018	Dec. 31, 2019	Dec. 31, 2018
Acquisition of intangible assets	$ 700
Weighted-average estimated useful life of acquired intangibles	3 years 1 month 6 days			7 years 8 months 12 days	8 years 4 months 24 days
SCUF Acquisition
Acquisition of intangible assets		$ 71,890
Elgato Acquisition
Acquisition of intangible assets			$ 19,342
Patents
Weighted-average estimated useful life of acquired intangibles				7 years 10 months 24 days
Patents | SCUF Acquisition
Acquisition of intangible assets		$ 30,500
Weighted-average estimated useful life of acquired intangibles		8 years
Patents | Elgato Acquisition
Acquisition of intangible assets			$ 10,769
Weighted-average estimated useful life of acquired intangibles			5 years
Developed Technology Rights
Weighted-average estimated useful life of acquired intangibles				3 years 4 months 24 days	3 years 3 months 18 days
Developed Technology Rights | SCUF Acquisition
Acquisition of intangible assets		$ 18,600
Weighted-average estimated useful life of acquired intangibles		6 years
Developed Technology Rights | Elgato Acquisition
Acquisition of intangible assets			$ 748
Weighted-average estimated useful life of acquired intangibles			5 years
Customer Relationships
Weighted-average estimated useful life of acquired intangibles				7 years 7 months 6 days	8 years 8 months 12 days
Customer Relationships | SCUF Acquisition
Acquisition of intangible assets		$ 590
Weighted-average estimated useful life of acquired intangibles		5 years
Trade Names
Weighted-average estimated useful life of acquired intangibles				14 years 7 months 6 days	14 years 6 months
Trade Names | SCUF Acquisition
Acquisition of intangible assets		$ 22,200
Weighted-average estimated useful life of acquired intangibles		15 years
Trade Names | Elgato Acquisition
Acquisition of intangible assets			$ 7,825
Weighted-average estimated useful life of acquired intangibles			15 years